SUBSEQUENT EVENTS (Details Narrative)												1 Months Ended								9 Months Ended		12 Months Ended
	Jan. 09, 2024 USD ($) $ / shares shares	Dec. 12, 2023 USD ($) $ / shares shares	Jul. 10, 2023	Feb. 11, 2023 USD ($) shares	Feb. 09, 2023 $ / shares shares	Feb. 08, 2023 USD ($) ft²	Jan. 02, 2023 USD ($)	Jul. 15, 2022 shares	Jan. 19, 2022 USD ($)	Aug. 11, 2021 USD ($)	Apr. 07, 2021 USD ($)	Dec. 19, 2023 USD ($) $ / shares shares	Oct. 20, 2023 USD ($) $ / shares shares	Oct. 19, 2023 USD ($) $ / shares shares	Oct. 18, 2023 USD ($) $ / shares shares	Jul. 24, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Jan. 30, 2023 USD ($) $ / shares shares	Nov. 17, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 05, 2023 shares	Aug. 29, 2022 $ / shares	Jul. 31, 2022 $ / shares	Sep. 28, 2021 $ / shares
Payment of rent, monthly						$ 2,500											$ 18,622
Ownership percentage			50.00%
Fund required to joint venture entity									$ 750,000										$ 1,000,000	$ 0	$ 152,609
Common stock share issued | shares																				28,926,126			23,436,505	19,695,532	15,000
Legal expenses										$ 205,000
Sale of common stock shares | shares								50,000
Common stock, par value | $ / shares																				$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 2	$ 0.001
Price to public | $ / shares																								$ 1
Proceeds from common stock shares											$ 416,000									$ 7,245,000	$ 6,468,000		$ 6,416,000	$ 1,300,000
Covertible common stock | shares																				5,572,000
Green Globe International Inc. [Member] | Subsequent Event [Member]
Ownership percentage																						50.00%
Purchase amount																						$ 2,500,000
Promissory note Issued																						$ 2,500,000
Purchase Agreement [Member] | Subsequent Event [Member] | Global Opportunities Fund LLC [Member]
Interest rate														10.00%	10.00%
Conversion price | $ / shares															$ 1.50
Purchase amount															$ 250,000
Common stock share issued | shares														83,497	27,777
Legal expenses														$ 7,500	$ 10,000
Maximum ownership															4.99%
Promissory note, principal balance															$ 277,778
Proceeds from issurance of note														686,760	220,000
Commission of brokers														$ 57,240	$ 20,000
Warrants to purchase common shares | shares														360,805	120,370
Warrants to purchase price per share | $ / shares														$ 1.50	$ 1.50
Amount of the Promissory Note														$ 835,000
Purchase amount after deducting the OID														$ 751,500
Debt, Term															five years
Aggregate agreements amount															$ 3,000,000
Warrants issued | shares														361,832	120,370
Monthly payment of principal and interest														$ 185,478
Share Purchase Agreement warrants issued, description															This warrant number is derived from the percentage that 1,300,000 warrants bear to a total purchase commitment of $3,000,000.
February 8 2023 [Member] | Lease Agreement [Member]
Payment of rent, monthly						$ 18,622
lease of area | ft²						43,000
Increases of inflation						3.50%
Estimated contingent liability						$ 694,159
January 30 2023 [Member] | Talent Warrants [Member]
Vested shares of common stock | shares																		450,000
Common stock strike price | $ / shares																		$ 1.00
January 30 2023 [Member] | Talent Designee Warrants [Member]
Vested shares of common stock | shares																		50,000
Common stock strike price | $ / shares																		$ 1.00
January 30 2023 [Member] | Hempacco Co Inc [Member]
Ownership percentage																		50.00%
Fund required to joint venture entity																		$ 10,000
January 30 2023 [Member] | Services Agreement [Member]
Legal expenses																		7,500
Minimum royalty payment, end first two years																		450,000
Minimum royalty payment, fourth year																		1,200,000
Minimum royalty payment, third year																		$ 600,000
February 9 2023 [Member] | Boustead Securities [Member]
Warrants to purchase common shares | shares					338,100
Sale of common stock shares | shares					4,200,000
Common stock, par value | $ / shares					$ 0.001
Price to public | $ / shares					1.50
Common stock shares per exercisable | $ / shares					$ 1.50
Purchase an additional shares of Common Stock | shares					630,000
February 11 2023 [Member]
Sale of common stock shares | shares				4,830,000
Proceeds from common stock shares				$ 7,245,000
Net proceeds from sale of common stock				$ 6,610,400
October 19, 2023 [Member] | Subsequent Event [Member]
Purchase Warrants | shares														1,300,000
Warrants to purchase common shares | shares														300,000
Convertible promissory notes														$ 3,000,000
Purchase additional shares | shares														299,989
October 19, 2023 [Member] | FirstFire Global Opportunities Fund LLC 1 [Member] | Subsequent Event [Member]
Interest rate														10.00%
Conversion price | $ / shares														$ 1.50
principal amount														$ 277,777
Purchase amount														250,000
gross purchase price														20,000
Fund Received														$ 220,000
Common stock share issued | shares														27,777
Debt repayment per month														$ 46,300
Additional payments per month														9,300
Deduction from conversion amount														1,750
Gross conversion amount														$ 25,000
Purchase Warrants | shares														120,370
Legal expenses														$ 10,000
Warrant term														5 years
Exercise price | $ / shares														$ 1.50
October 19, 2023 [Member] | Viva Veritas LLC [Member]
Ownership percentage																50.00%
Promissory note Issued																$ 3,200,000
Equipment and inventory																$ 3,500,000
Interest Rate																10.00%
Cash Paid																$ 300,000
Covertible common stock | shares																5,572,000
October 20, 2023 [Member] | Mast Hill Fund, L.P [Member] | Subsequent Event [Member]
Interest rate													10.00%
Conversion price | $ / shares													$ 1.50
principal amount													$ 835,000
Purchase amount													751,500
gross purchase price													57,240
Fund Received													$ 686,760
Common stock share issued | shares													83,497
Debt repayment per month													$ 139,177
Additional payments per month													27,955
Deduction from conversion amount													1,750
Gross conversion amount													$ 25,000
Purchase Warrants | shares													361,832
Legal expenses													$ 7,500
Warrant term													5 years
Exercise price | $ / shares													$ 1.50
December 12, 2023 [Member] | Mast Hill Fund, L.P [Member] | Subsequent Event [Member]
Interest rate		10.00%
Conversion price | $ / shares		$ 1.50
principal amount		$ 835,000
Purchase amount		751,500
gross purchase price		63,000
Fund Received		$ 673,500
Common stock share issued | shares		83,497
Debt repayment per month		$ 139,177
Additional payments per month		27,955
Deduction from conversion amount		1,750
Gross conversion amount		$ 25,000
Purchase Warrants | shares		361,832
Legal expenses		$ 15,000
Warrant term		5 years
Exercise price | $ / shares		$ 1.50
January 1 2023 [Member] | HempBox Vending Inc [Member]
Ownership percentage							50.00%
Fund required to joint venture entity							$ 1,000
December 19, 2023 [Member] | FirstFire Global Opportunities Fund LLC 1 [Member] | Subsequent Event [Member]
Interest rate												10.00%
Conversion price | $ / shares												$ 1.50
principal amount												$ 277,777
Purchase amount												250,000
gross purchase price												20,000
Fund Received												$ 227,500
Common stock share issued | shares												27,777
Debt repayment per month												$ 46,300
Additional payments per month												9,300
Deduction from conversion amount												1,750
Gross conversion amount												$ 25,000
Purchase Warrants | shares												120,370
Legal expenses												$ 2,500
Warrant term												5 years
Exercise price | $ / shares												$ 1.50
January 9, 2024 [Member] | Mast Hill Fund, L.P [Member] | Subsequent Event [Member]
Interest rate	10.00%
Conversion price | $ / shares	$ 1.50
principal amount	$ 774,444
Purchase amount	696,999
gross purchase price	55,758
Fund Received	$ 627,741
Common stock share issued | shares	77,441
Debt repayment per month	$ 129,084
Additional payments per month	25,928
Deduction from conversion amount	1,750
Gross conversion amount	$ 25,000
Purchase Warrants | shares	335,591
Legal expenses	$ 13,500
Warrant term	5 years
Exercise price | $ / shares	$ 1.50